S000083815 [Member] Annual Total Returns	12 Months Ended
Dec. 31, 2025
iShares S&P 500 BuyWrite ETF | iShares S&P 500 BuyWrite ETF
Prospectus [Line Items]
Annual Return [Percent]	11.61%